Employee Savings	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Savings
24. EMPLOYEE SAVINGS
The Company offers its employees a savings plan pursuant to Section 401(k) of the Internal Revenue Code (the “Code”), whereby employees may contribute a percentage of their compensation, not to exceed the maximum amount allowable under the Code. The Company made matching contributions of $1,317 and $1,073 for the years ended December 31, 2021 and 2020, respectively, to its employee savings plan.